Sales (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of other operating income

(in millions of euros)	2019	2018	2017
Net banking income	55	56	76
Tax credits and subsidies	33	42	40
Income from universal service	5	14	8
Brand & management fees (1)	2	6	14
Other income	625	462	475
Total	720	580	613

(1)	Invoiced to certain uncontrolled entities.

Schedule of trade receivables

(in millions of euros)	2019	2018	2017 (1)
Net book value of trade receivables - in the opening balance	5,295	5,175	4,964
IFRS 9 transition impact	—	(22)	—
Net book value of trade receivables - including IFRS 9 transition impact	5,295	5,153	4,964
Business related variations	1	65	267
Changes in the scope of consolidation	50	90	6
Translation adjustment	28	(12)	(33)
Reclassifications and other items	(53)	(1)	(29)
Reclassification to assets held for sale	—	—	—
Net book value of trade receivables - in the closing balance	5,320	5,295	5,175

(1)	As authorized by IFRS 9 (see Note 2.3). Group has chosen not to restate the comparative periods 2016 and 2017.

Schedule of categories of trade receivables

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017(1)
Trade receivables depreciated according to their age	1,233	1,050	1,078
Trade receivables depreciated according to other criteria	579	600	443
Net trade receivables past due	1,812	1,650	1,521
Not past due (2)	3,508	3,645	3,655
Net trade receivables	5,320	5,295	5,175
o/w short-term trade receivables	5,044	4,995	4,851
o/w long-term trade receivables (3)	276	300	324
o/w net trade receivables from telecom activities	5,320	5,295	5,175
o/w net trade receivables from Orange Bank	—	—	—

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative period 2017
(2)	2018 not past due receivables are presented net of IFRS 9 provision for (23) millions of euros as of December 31, 2019 and (25) million euros as of December 31, 2018.
(3)	Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

Schedule of allowances on trade receivables

(in millions of euros)	2019	2018	2017(1)
Allowances on trade receivables - in the opening balance	(816)	(760)	(774)
IFRS 9 transition impact	—	(22)	—
Allowances on trade receivables - including IFRS 9 transition impact	(816)	(782)	(774)
Net addition with impact on income statement (2)	(332)	(286)	(251)
Losses on trade receivables	271	255	257
Changes in the scope of consolidation	(1)	(2)	(1)
Translation adjustment	(5)	(1)	7
Reclassifications and other items	(5)	0	2
Reclassification to assets held for sale	—	—	—
Allowances on trade receivables - in the closing balance	(888)	(816)	(760)

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative period 2017.
(2)	The change in IFRS 9 provision for 2019 amounts to (2) million euros (it amounted to (3) for 2018).

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Customer contract net assets (1)	771	784	815
Costs of obtaining a contract	258	233	250
Costs to fulfill a contract	181	149	139
Total customer contract net assets	1,209	1,166	1,204
Prepaid telephone cards	(212)	(221)	(241)
Connection fees	(665)	(706)	(725)
Loyalty programs	(38)	(38)	(43)
Other deferred revenue (2)	(1,163)	(1,025)	(1,002)
Other customer contract liabilities	(15)	(12)	(10)
Total deferred revenue related to customer contracts	(2,093)	(2,002)	(2,021)
Total customer contract net assets and liabilities	(884)	(836)	(817)

(1)	Assets net of remaining performance obligations.
(2)	Includes subscription fees.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2019	2018	2017
Customer contract net assets - in the opening balance	784	815	916
Business related variations(1)	(13)	(36)	(109)
Changes in the scope of consolidation	—	—	—
Translation adjustment	1	(1)	7
Reclassifications and other items	—	6	1
Reclassification to assets held for sale	—	—	—
Customer contract net assets - in the closing balance	771	784	815

(1)	Mainly includes the new customer contract assets net of related liabilities, the transfer of the net contract assets directly to trade receivables and impairment of the period.

Schedule of deferred revenue related to customer contracts

(in millions of euros)	2019	2018	2017
Deferred revenue related to customer contracts - in the opening balance	2,002	2,021	2,071
Business related variations	(20)	(18)	(40)
Changes in the scope of consolidation	101	7	—
Translation adjustment	13	2	(16)
Reclassifications and other items	(3)	(10)	6
Reclassification to assets held for sale	—	—	—
Deferred revenue related to customer contracts - in the closing balance	2,093	2,002	2,021

Schedule of reconciliation of cost of obtaining a contract and costs to fulfil a contract

(in millions of euros)	2019	2018	2017
Costs of obtaining a contract - in the opening balance	233	250	274
Business related variations	21	(14)	(30)
Changes in the scope of consolidation	1	—	—
Translation adjustment	1	(3)	6
Reclassifications and other items	1	0	—
Reclassification to assets held for sale	0	—	—
Costs of obtaining a contract - in the closing balance	258	233	250

(in millions of euros)	2019	2018	2017
Costs to fulfill a contract - in the opening balance	149	140	145
Business related variations	30	22	(5)
Changes in the scope of consolidation	0	—	—
Translation adjustment	2	3	—
Reclassifications and other items	0	(16)	—
Reclassification to assets held for sale	0	—	—
Costs to fulfill a contract - in the closing balance	181	149	140

Schedule of disclosure of transaction price allocated to remaining performance obligations

(in millions of euros)	December
31, 2019
Less than one year	6,176
Between 1 and 2 years	2,660
Between 2 and 3 years	818
Between 3 and 4 years	433
Between 4 and 5 years	260
More than 5 years	430
Total remaining performance obligations	10,777

Schedule of deferred income

(in millions of euros)	2019	2018	2017
Deferred income - in the opening balance	58	76	84
Business related variations	0	(42)	(8)
Changes in the scope of consolidation	0	2	0
Translation adjustment	0	0	(2)
Reclassifications and other items	(6)	22	2
Reclassification to assets held for sale	—	—	—
Deferred income - in the closing balance	51	58	76

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2019	2018	2017
Advances and downpayments	101	84	92
Submarine cable consortiums (1)	168	130	157
Security deposits paid	93	97	79
Orange Money - restriction of electronic money (1)	613	497	408
Others	408	473	468
Total	1,383	1,281	1,204

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2019	2018	2017
Other assets - in the opening balance	1,281	1,204	1,179
Business related variations	97	74	49
Changes in the scope of consolidation	0	7	(6)
Translation adjustment	3	1	(12)
Reclassifications and other items	2	(5)	(6)
Reclassification to assets held for sale	—	—	—
Other assets - in the closing balance	1,383	1,281	1,204
o/w other non-current assets	125	129	110
o/w other current assets	1,258	1,152	1,094